COMBINED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Share Capital	Treasury Shares	Translation Reserves	Retained Earnings	Shareholder's Equity	Non-controlling Interests	Total
Beginning balance at Dec. 31, 2015		$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 620.1	$ 67.8	$ 687.9
Net profit / (loss)						23.5	26.3	49.8
Other comprehensive income/(loss)						12.9		12.9
Total comprehensive income/(loss) for the period						36.4	26.3	62.7
Dividends to non-controlling interests							(27.4)	(27.4)
Purchase of treasury shares								0.0
Share-based payment transactions						1.2		1.2
Tax effect on equity transactions						0.5		0.5
Total transactions with or distributions to owners						1.7	(27.4)	(25.7)
Changes in participation of non-controlling interests							5.5	5.5
Ending balance at Dec. 31, 2016						658.2	72.2	730.4
Net profit / (loss)						(40.4)	29.8	(10.6)
Other comprehensive income/(loss)						26.8		26.8
Total comprehensive income/(loss) for the period						(13.6)	29.8	16.2
Dividends to non-controlling interests							(34.3)	(34.3)
Common control transaction						(154.7)		(154.7)
Purchase of treasury shares								0.0
Share-based payment transactions						4.6		4.6
Tax effect on equity transactions						(0.2)		(0.2)
Total transactions with or distributions to owners						(150.3)	(34.3)	(184.6)
Changes in participation of non-controlling interests						(0.6)	11.0	10.4
Ending balance at Dec. 31, 2017	[1]	0.1	0.0	20.5	473.1	493.7	78.7	572.4
Net profit / (loss)					29.5	29.5	36.3	65.8
Other comprehensive income/(loss)				(20.1)		(20.1)		(20.1)
Total comprehensive income/(loss) for the period				(20.1)	29.5	9.4	36.3	45.7
Dividends to non-controlling interests							(45.7)	(45.7)
Purchase of treasury shares			(2.0)			(2.0)		(2.0)
Proceeds from restructuring					60.1	60.1		60.1
Transaction costs for equity instruments					(15.4)	(15.4)		(15.4)
Share-based payment transactions					12.7	12.7		12.7
Tax effect on equity transactions					(6.4)	(6.4)		(6.4)
Total transactions with or distributions to owners			(2.0)		51.0	49.0	(45.7)	3.3
Changes in participation of non-controlling interests							15.5	15.5
Ending balance at Dec. 31, 2018		$ 0.1	$ (2.0)	$ 0.4	$ 553.6	$ 552.1	$ 84.8	$ 636.9

[1]	Although the restructuring of Hudson took place on February 1, 2018, the respective consolidated statements of changes in equity is presented as of January 1, 2018.